Going Concern (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Going Concern [Abstract]
Net loss from continuing operations	$ (335,388)	$ (244,750)	$ (2,387,482)	$ (1,247,436)
Accumulated deficit	(29,352,693)		(29,017,305)	(26,312,700)
Working capital	9,012,116		555,239	1,059,811
Proceeds from sale of common stock	1,443,750		750,000
Proceeds from exercise of warrants			250,000
Proceeds from sale of common stock	$ 1,443,750	$ 60,000	$ 750,000	$ 600,000